Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2023	2022
U.S. Dollar / Argentine Peso	(484,709)	(587,955)
U.S. Dollar / Armenian Dram	47,842	14,847
Euro / Armenian Dram	347	4,637
Euro / Argentine Peso	(2,831)	(1,151)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2023	2022
Fixed rate (*)	990,251	1,075,778
Variable rate	342,986	389,659
	1,333,237	1,465,437

(*) As of December 31, 2023 includes USD 125.5 million of short-term borrowings (USD 103.5 million as of December 2022) and USD 864.8 million of long-term borrowings (USD 972.3 million as of December 31, 2022).

Schedule provision for loss allowance for trade receivables and contract assets

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2023
Trade receivables – gross carrying amount	148,329	86,066	23,685	9,783	2,274	4,617	21,904
Contract assets – gross carrying amount	1,488	1,488	—	—	—	—	—
Expected loss rate (*)		2%	1%	5%	13%	25%	86%
Provision for loss allowance	(22,368)	(1,466)	(230)	(449)	(298)	(1,150)	(18,775)
Net value	127,449	86,088	23,455	9,334	1,976	3,467	3,129

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2022
Trade receivables - gross carrying amount	140,335	75,105	20,644	5,420	4,426	5,815	28,925
Contract assets – gross carrying amount	2,053	2,053	—	—	—	—	—
Expected loss rate (*)		0%	4%	17%	15%	29%	88%
Provision for loss allowance	(29,718)	(152)	(845)	(945)	(672)	(1,660)	(25,444)
Net value	112,670	77,006	19,799	4,475	3,754	4,155	3,481

(*)  Average expected loss rate. As of December 2023 and 2022, includes effect of the impact of the provisions risen from the case by case analysis. Additionally, as of December 2022 includes effect of Argentine customer situation as described in Note 26.a.

Schedule of provision for bad debts

	2023	2022
Balance at January 1,	(29,718)	(60,510)
Disposal of subsidiaries	—	310
Bad debts of the year	(4,735)	(13,432)
Recoveries	3,331	17,931
Write off	2,717	3,684
Translation differences and inflation adjustment	6,037	22,299
Balance at December 31,	(22,368)	(29,718)

Schedule of gains/(losses) were recognized in profit or loss in relation to impaired financial assets

	2023	2022	2021
Impairment losses
- movement in provision for impairment	(4,985)	(13,443)	(14,727)
- recovery of previous impairment losses	3,439	18,203	8,311
Net impairment losses on financial assets	(1,546)	4,760	(6,416)

Schedule of capital management

	At December 31,
	2023	2022
Borrowings	1,333,237	1,465,437
Less: Cash and cash equivalents	(369,848)	(385,265)
Net debt	963,389	1,080,172
Equity	803,909	862,369

Net debt to equity ratio	120%	125%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2023	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	127,449	127,449
Other receivables	—	154,583	154,583
Other financial assets (*)	10,863	144,232	155,095
Derivative financial assets	69	—	69
Cash and cash equivalents	—	369,848	369,848
Total	10,932	796,112	807,044

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,333,237	1,333,237
Leases liabilities	—	13,981	13,981
Derivative financial liabilities	—	—	—
Trade payables and other liabilities	—	1,062,621	1,062,621
Total	—	2,409,839	2,409,839

3      Financial Risk Management (Cont.)

B      Financial instruments by category (Cont.)

	Assets at fair value	Assets at amortized
December 31, 2022	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	110,617	110,617
Other receivables	—	107,708	107,708
Other financial assets (*)	15,952	57,669	73,621
Derivative financial assets	67	—	67
Cash and cash equivalents	—	385,265	385,265
Total	16,019	661,259	677,278

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,465,437	1,465,437
Leases liabilities	—	8,809	8,809
Derivative financial liabilities	51	—	51
Trade payables and other liabilities	—	1,100,603	1,100,603
Total	51	2,574,849	2,574,900

(*)  Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.